Class A Shares of Common Stock Subject to Possible Redemption	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class Shares Of Common Stock Subject To Possible Redemption
Class A Shares of Common Stock Subject to Possible Redemption

Note 6 - Class A Shares of Common Stock Subject to Possible Redemption

The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. In connection with the Extensions on March 6, 2023, September 6, 2023 and June 5, 2024, the holders of 21,151,393, 1,847,662 and 481,865 Class A common shares, representing approximately 88.1%, 65% and 48%, respectively, of the Company’s issued and outstanding Class A common shares, elected to redeem their shares. Following such redemptions, approximately $5,840,000 will remain in the trust account and 1,000,945 shares of Class A Common Stock subject to possible redemption will remain issued and outstanding. As of September 30, 2024 and December 31, 2023, there were 519,080 and 1,000,945 shares of Class A common stock subject to possible redemption outstanding at $11.27 and $10.84 redemption value, respectively, all of which were subject to possible redemption.

The shares of Class A common stock issued in the Initial Public Offering were recognized in Class A common stock subject to possible redemption as follows:

Class A common stock subject to possible redemption at December 31, 2022	$243,597,590
Less:
Redemptions	(234,830,236)
Due to shareholder	(628,758)
Accretion of carrying value to redemption value	(2,418,083)
Plus:
Waiver of underwriting fee allocated to Class A Common Stock	5,126,890
Class A common stock subject to possible redemption at December 31, 2023	10,847,403
Less:
Redemptions	(5,421,323)
Due to shareholder	(21,644)
Plus:
Accretion of Class A common stock subject to possible redemption amount	445,894
Class A common stock subject to possible redemption at September 30, 2024	$5,850,330

INSIGHT ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

Note 7 — Class A Shares of Common Stock Subject to Possible Redemption

The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. In connection with the Extensions on March 6, 2023 and September 6, 2023, the holders of 21,151,393 and 1,847,662 Class A common shares, representing approximately 88.1% and 65%, respectively, of the Company’s issued and outstanding Class A common shares, elected to redeem their shares. Following such redemptions, approximately $10,426,000 will remain in the trust account and 1,000,945 shares of Class A Common Stock subject to possible redemption will remain issued and outstanding. As of December 31, 2023 and 2022, there were 1,000,945 and 24,000,000 shares of Class A common stock subject to possible redemption outstanding at $10.84 and $10.15 redemption value, respectively, all of which were subject to possible redemption.

INSIGHT ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Note 7 — Class A Shares of Common Stock Subject to Possible Redemption (cont.)

The shares of Class A common stock issued in the Initial Public Offering were recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$240,000,000
Less:
Fair value of Public Warrants at issuance	(7,582,627)
Offering costs allocated to Class A common stock subject to possible redemption	(20,050,096)
Plus:
Accretion on Class A common stock subject to possible redemption amount	31,230,313

Class A common stock subject to possible redemption at December 31, 2022	243,597,590
Less:
Redemptions	(234,830,236)
Due to shareholder	(628,758)
Accretion of carrying value to redemption value	(2,418,083)
Plus:
Waiver of underwriting fee allocated to Class A Common Stock	5,126,890
Class A common stock subject to possible redemption at December 31, 2023	$10,847,403